Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Operating Leases
Schedule of future minimum rentals payable under non-cancellable operating leases
	Year ended December 31,
	2018	2017	2016
	$000	$000	$000
Less than one year	423	278	266
Between one and five years	691	575	612

	1,113	853	878